Label	Element	Value
(Active Allocation Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks total return.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 25 of the Fund's prospectus and in the sections "How to Buy Shares" beginning on page 94 and "Appendix A" in the Fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. Those funds are referred to as the "Underlying Funds." Under normal market conditions, the Fund will invest in shares of some or all of the following Underlying Funds that were chosen based on the Sub-Adviser's determination that they could provide total return: Oppenheimer Capital Appreciation Fund, Oppenheimer Commodity Strategy Total Return Fund, Oppenheimer Core Bond Fund, Oppenheimer Developing Markets Fund, Oppenheimer Discovery Fund, Oppenheimer Global Fund, Oppenheimer Global Multi Strategies Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Institutional Money Market Fund, Oppenheimer International Bond Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund, Oppenheimer International Value Fund, Oppenheimer Limited-Term Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund®, Oppenheimer Main Street Mid Cap Fund®, Oppenheimer Main Street Select Fund®, Oppenheimer Main Street Small Cap Fund®, Oppenheimer Master Event-Linked Bond Fund, LLC, Oppenheimer Master Inflation Protected Securities Fund, LLC, Oppenheimer Master Loan Fund, LLC, Oppenheimer Real Estate Fund, Oppenheimer Rising Dividends Fund, Oppenheimer Rochester High Yield Municipal Fund, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer SteelPath Master MLP Fund, LLC and Oppenheimer Value Fund.

The Sub-Adviser seeks to diversify the Fund's assets by selecting Underlying Funds with different investment guidelines and styles. Under normal market conditions, the Fund allocates 75-85% of its assets based on a "static" allocation among the Underlying Funds and 15-25% of its assets based on a "tactical allocation" to those funds and to other investments. The static portion of the Fund's allocation is divided between the Underlying Funds based on asset allocation target ranges of 70-90% in equity funds (of which 10-35% of the static portion of the Fund may be in foreign equity funds), 10-30% in fixed-income funds and up to 10% in alternative funds that provide asset diversification. The Fund's "tactical allocation" strategy adjusts the asset mix to take advantage of temporary market conditions that may present opportunities. For this tactical allocation, the Fund may invest in money market securities or may invest additional assets in any of the above Underlying Funds. The Fund and some Underlying Funds may use derivatives to seek income or capital gain or to hedge against the risks of other investments, however, the Fund does not currently intend to use derivatives. Options, futures, forward contracts and swaps are some of the types of derivatives the Fund and the Underlying Funds can use. The Fund's asset allocation targets may vary in particular cases and may change over time.

Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed-income securities (also referred to as "debt securities") represent money borrowed by the issuer that must be repaid. Some Underlying Funds invest in debt securities that are rated below investment grade (commonly referred to as "junk bonds") and certain of them may invest most, or a significant percentage, of their assets in those securities. Some of the Underlying Funds invest partially or primarily in securities of issuers outside of the United States, including issuers in emerging or developing market countries. The Underlying Funds that are used for asset diversification may include investments related to commodities, gold and other special metals, master limited partnerships, real estate or that are inflation protected.

The Sub-Adviser uses proprietary tactical asset allocation models (including computer aided models) as guides to selecting Underlying Funds for the tactical allocation. These models use quantitative techniques to identify valuation opportunities across assets and sectors to which the Underlying Funds have exposures.

The Sub-Adviser will monitor the markets and allocate assets among the Underlying Funds based on changing market or economic conditions and investment opportunities. The Sub-Adviser monitors the Underlying Fund selections and periodically rebalances the Fund's investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Sub-Adviser may change any or all of the Underlying Funds, including using funds that may be created in the future, or change the Fund's asset allocation ranges at any time, in each case without prior approval from or notice to shareholders.

For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Sub-Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund's overall portfolio. These are generally different from the risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund's assets to different Underlying Funds may allow those risks to be offset to some extent.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section "More Information About the Underlying Funds" beginning on page 43 of the Fund's prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that portfolio manager evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in view of actual market conditions.

Management Risk. The alternative investment strategies, techniques and risk analyses, including the quantitative models that may be employed by the Sub-Adviser, may not produce the desired results. The Sub-Adviser may be incorrect in its assessment of the value of securities or assessment of market or interest rate trends, which can result in losses to the Fund. This risk may be heightened with respect to the Fund, as compared to funds employing traditional investment strategies and techniques.

Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry, fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Underlying Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Underlying Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Underlying Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Underlying Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Underlying Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Underlying Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Underlying Fund may not be able to readily sell bonds at the prices at which they are carried on the Underlying Fund's books and could experience a loss. If the Underlying Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Underlying Fund shareholders-which may be triggered by general market turmoil or an increase in interest rates-could cause the Underlying Fund to sell its holdings at a loss or at undesirable prices.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Underlying Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds), whether rated or unrated, may be subject to greater price fluctuations than investment-grade securities, increased credit risk and a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, which may be greater for such investments. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries' economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries' currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Eurozone Investment Risks. Certain of the regions in which the Fund invests, including the European Union (EU), currently experience significant financial difficulties. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets.

Risks of Derivative Investments. Derivatives held by the Fund or an Underlying Fund may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund or an Underlying Fund may also lose money on a derivative instrument if the issuer or counterparty fails to pay the amount due. Certain derivative instruments may be illiquid, making it difficult to close out an unfavorable position. Derivative investments can increase portfolio turnover and transaction costs. As a result of these risks, the Fund or an Underlying Fund could realize little to no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a clearinghouse may entail further risks and costs.

Risks of Alternative Asset Classes. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.

Affiliated Portfolio Risk. In managing the Fund, the Manager and the Sub-Adviser will have authority to select and substitute Underlying Funds. The Manager and Sub-Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to each by some Underlying Funds for its advisory services are higher than the fees paid by other Underlying Funds. However, the Manager and Sub-Adviser monitor the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return. Because some Underlying Funds generally invest a substantial portion of their assets in stocks, those investors should be willing to assume the risks of share price fluctuations that are typical for substantial stock investments. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/PortfolioSeriesActiveAllocationFund

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 17.73% (2nd Qtr 09) and the lowest return for a calendar quarter was -26.79% (4th Qtr 08). For the period from January 1, 2015 to March 31, 2015 the cumulative return before sales charges and taxes was 2.20%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2014
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/PortfolioSeriesActiveAllocationFund
(Active Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	8.12%	[2]
(Active Allocation Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	4.88%	[2]
(Active Allocation Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	691
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	936
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,954
Annual Return 2006	rr_AnnualReturn2006	13.93%
Annual Return 2007	rr_AnnualReturn2007	5.47%
Annual Return 2008	rr_AnnualReturn2008	(40.47%)
Annual Return 2009	rr_AnnualReturn2009	27.09%
Annual Return 2010	rr_AnnualReturn2010	14.65%
Annual Return 2011	rr_AnnualReturn2011	(5.14%)
Annual Return 2012	rr_AnnualReturn2012	13.13%
Annual Return 2013	rr_AnnualReturn2013	21.64%
Annual Return 2014	rr_AnnualReturn2014	4.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2015 to March 31, 2015 the cumulative return before sales charges and taxes was 2.20%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.20%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a calendar quarter was 17.73% (2nd Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.73%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a calendar quarter was -26.79% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.79%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	8.03%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Active Allocation Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.97%)
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	3.32%
(Active Allocation Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.81%)
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	2.94%
(Active Allocation Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,918
1 Year	rr_AverageAnnualReturnYear01	(1.49%)
5 Years	rr_AverageAnnualReturnYear05	8.14%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Active Allocation Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,297
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,297
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	8.50%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Active Allocation Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	798
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,748
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	798
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,748
1 Year	rr_AverageAnnualReturnYear01	3.03%
5 Years	rr_AverageAnnualReturnYear05	9.07%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Active Allocation Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	528
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,172
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	304
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	528
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,172
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	9.67%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Conservative Investor Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks total return.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 24 of the Fund's prospectus and in the sections "How to Buy Shares" beginning on page 94 and "Appendix A" in the Fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. Those funds are referred to as the "Underlying Funds." Under normal market conditions, the Fund will invest in shares of some or all of the following Underlying Funds that were chosen based on the Sub-Adviser's determination that they could provide total return: Oppenheimer Capital Appreciation Fund, Oppenheimer Commodity Strategy Total Return Fund, Oppenheimer Core Bond Fund, Oppenheimer Developing Markets Fund, Oppenheimer Discovery Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Global Multi Strategies Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Institutional Money Market Fund, Oppenheimer International Bond Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund, Oppenheimer International Value Fund, Oppenheimer Limited-Term Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund,® Oppenheimer Main Street Select Fund,® Oppenheimer Main Street Mid Cap Fund,® Oppenheimer Master Inflation Protected Securities Fund, LLC, Oppenheimer Master Loan Fund, LLC, Oppenheimer Real Estate Fund, Oppenheimer Rising Dividends Fund, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer SteelPath Master MLP Fund, LLC and Oppenheimer Value Fund.

The Sub-Adviser seeks to diversify the Fund's assets by selecting Underlying Funds with different investment guidelines and styles. Under normal market conditions, the Fund allocates its assets among the Underlying Funds based on asset allocation targets ranges of 50-80% in fixed-income funds, 20-50% in equity funds (of which up to 15% of the Fund may be foreign equity funds) and up to 15% in alternative funds that provide asset diversification. The Fund's asset allocation targets may vary in particular cases and may change over time. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed-income securities (also referred to as "debt securities") represent money borrowed by the issuer that must be repaid. Some Underlying Funds invest in debt securities that are rated below investment grade (commonly referred to as "junk bonds") and certain of them may invest most or a significant percentage of their assets in those securities. Some of the Underlying Funds invest partially or primarily in securities of issuers outside of the United States, including issuers in emerging or developing markets. The Underlying Funds that are used for asset diversification may include investments related to commodities, gold and other special metals, master limited partnerships, real estate or that are inflation protected.

The Sub-Adviser will monitor the markets and allocate assets among the Underlying Funds based on changing market or economic conditions and investment opportunities. The Sub-Adviser monitors the Underlying Fund selections and periodically rebalances the Fund's investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Sub-Adviser may change any or all of the Underlying Funds, including using funds that may be created in the future, or change the Fund's asset allocation ranges at any time, in each case without prior approval from or notice to shareholders.

For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Sub-Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund's overall portfolio. These are generally different from the risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund's assets to different Underlying Funds may allow those risks to be offset to some extent.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section "More Information About the Underlying Funds" beginning on page 42 of the Fund's prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that portfolio manager evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in view of actual market conditions.

Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Underlying Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Underlying Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Underlying Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Underlying Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Underlying Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Underlying Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Underlying Fund may not be able to readily sell bonds at the prices at which they are carried on the Underlying Fund's books and could experience a loss. If the Underlying Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Underlying Fund shareholders-which may be triggered by general market turmoil or an increase in interest rates-could cause the Underlying Fund to sell its holdings at a loss or at undesirable prices.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Underlying Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds), whether rated or unrated, may be subject to greater price fluctuations than investment-grade securities, increased credit risk and a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Risks of Inflation-Protected Debt Securities. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS), are fixed income securities whose principal value is periodically adjusted according to an identified rate of inflation. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds with similar maturities. If inflation declines, the principal amount or the interest rate of an inflation-indexed bond will be adjusted downward. This will result in reduced income and may result in a decline in the bond's price which could cause losses for the Fund or an Underlying Fund. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal or interest rate is adjusted for inflation. Inflation-indexed bonds normally will decline in price when real interest rates rise which could cause losses for the fund.

Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry, fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, which may be greater for such investments. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries' economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries' currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Risks of Alternative Asset Classes. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.

Affiliated Portfolio Risk. In managing the Fund, the Manager and the Sub-Adviser will have authority to select and substitute Underlying Funds. The Manager and Sub-Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to each by some Underlying Funds for its advisory services are higher than the fees paid by other Underlying Funds. However, the Manager and Sub-Adviser monitor the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return. Because some of the Underlying Funds invest primarily in stocks, those investors should be willing to assume the risks of share price fluctuations of stock investments. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (Class A Shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/PortfolioSeriesConservativeInvestorFund

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 10.65% (2qtr09) and the lowest return for a calendar quarter was -27.18% (4qtr08). For the period from January 1, 2015, through March 31, 2015 the cumulative return before sales charges and taxes was 1.55%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2014
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (Class A Shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/PortfolioSeriesConservativeInvestorFund
(Conservative Investor Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	4.88%	[2]
(Conservative Investor Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	8.12%	[2]
(Conservative Investor Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	673
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	673
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	880
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,746
Annual Return 2006	rr_AnnualReturn2006	8.08%
Annual Return 2007	rr_AnnualReturn2007	5.69%
Annual Return 2008	rr_AnnualReturn2008	(36.50%)
Annual Return 2009	rr_AnnualReturn2009	15.79%
Annual Return 2010	rr_AnnualReturn2010	11.16%
Annual Return 2011	rr_AnnualReturn2011	1.13%
Annual Return 2012	rr_AnnualReturn2012	8.93%
Annual Return 2013	rr_AnnualReturn2013	5.83%
Annual Return 2014	rr_AnnualReturn2014	4.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2015, through March 31, 2015 the cumulative return before sales charges and taxes was 1.55%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.55%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a calendar quarter was 10.65% (2qtr09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a calendar quarter was -27.18% (4qtr08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.18%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(1.53%)
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Conservative Investor Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.92%)
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	0.44%
(Conservative Investor Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	0.76%
(Conservative Investor Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	859
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,162
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,706
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	559
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	962
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,706
1 Year	rr_AverageAnnualReturnYear01	(1.29%)
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Conservative Investor Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	559
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	962
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,091
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	559
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	962
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,091
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	1.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Conservative Investor Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,532
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	402
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	696
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,532
1 Year	rr_AverageAnnualReturnYear01	3.21%
5 Years	rr_AverageAnnualReturnYear05	5.96%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Conservative Investor Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	424
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	946
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	244
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	424
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	946
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Equity Investor Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 19 of the Fund's prospectus and in the sections "How to Buy Shares" beginning on page 94 and "Appendix A" in the Fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. Those funds are referred to as the "Underlying Funds." Under normal market conditions, the Fund invests in shares of some or all of the following Underlying Funds that were chosen based on the Sub-Adviser's determination that they could provide capital appreciation: Oppenheimer Capital Appreciation Fund, Oppenheimer Developing Markets Fund, Oppenheimer Discovery Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund, Oppenheimer International Value Fund, Oppenheimer Main Street Fund®, Oppenheimer Main Street Select Fund®, Oppenheimer Main Street Mid Cap Fund®, Oppenheimer Main Street Small Cap Fund® Oppenheimer Real Estate Fund, Oppenheimer Rising Dividends Fund, Oppenheimer Small- & Mid-Cap Value Fund and Oppenheimer Value Fund. Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities.

The Sub-Adviser seeks to diversify the Fund's assets by selecting Underlying Funds with different investment guidelines and styles. Under normal market conditions, the Fund allocates its assets among the Underlying Funds based on asset allocation target ranges of 40-65% in U.S. equities and 35-60% in foreign equities. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Foreign equities are securities of issuers outside of the United States, including issuers in emerging or developing markets. The Fund's asset allocation targets may vary in particular cases and may change over time.

The Sub-Adviser will monitor the markets and allocate assets among the Underlying Funds based on changing market or economic conditions and investment opportunities. The Sub-Adviser monitors the Underlying Fund selections and periodically rebalances the Fund's investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Sub-Adviser may change any or all of the Underlying Funds, including using funds that may be created in the future, or change the Fund's asset allocation ranges at any time, in each case without prior approval from or notice to shareholders.

For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Sub-Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund's overall portfolio. These are generally different from the risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund's assets to different Underlying Funds may allow those risks to be offset to some extent.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section "More Information About the Underlying Funds" beginning on page 36 of the Fund's prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that portfolio manager evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in view of actual market conditions.

Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry, fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Risks of Small- and Mid-Cap Companies. The stock prices of small- and mid-cap companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or their stock may not provide capital gains for some time, if at all.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Eurozone Investment Risks. Certain of the regions in which the Fund invests, including the European Union (EU), currently experience significant financial difficulties. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets.

Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, which may be greater for such investments. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries' economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries' currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Affiliated Portfolio Risk. In managing the Fund, the Manager and the Sub-Adviser will have authority to select and substitute Underlying Funds. The Manager and Sub-Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to each by some Underlying Funds for its advisory services are higher than the fees paid by other Underlying Funds. However, the Manager and Sub-Adviser monitor the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation. The Fund does not seek income, and its primary focus is investment in stocks. Because of its focus on long-term growth, the Fund may be appropriate for investors with longer term investment goals. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive equity allocation. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/PortfolioSeriesEquityInvestorFund

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.17% (2nd Qtr 09) and the lowest return for a calendar quarter was -24.93% (4th Qtr 08). For the period from January 1, 2015 through March 31, 2015 the cumulative return before sales charges and taxes was 2.78%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2014
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/PortfolioSeriesEquityInvestorFund
(Equity Investor Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	8.12%	[2]
(Equity Investor Fund) | MSCI World Index℠ (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.50%
5 Years	rr_AverageAnnualReturnYear05	10.81%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	6.90%	[2]
(Equity Investor Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,921
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	688
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	927
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,921
Annual Return 2006	rr_AnnualReturn2006	14.24%
Annual Return 2007	rr_AnnualReturn2007	7.50%
Annual Return 2008	rr_AnnualReturn2008	(41.69%)
Annual Return 2009	rr_AnnualReturn2009	40.24%
Annual Return 2010	rr_AnnualReturn2010	16.80%
Annual Return 2011	rr_AnnualReturn2011	(8.33%)
Annual Return 2012	rr_AnnualReturn2012	17.60%
Annual Return 2013	rr_AnnualReturn2013	28.08%
Annual Return 2014	rr_AnnualReturn2014	1.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2015 through March 31, 2015 the cumulative return before sales charges and taxes was 2.78%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a calendar quarter was 23.17% (2nd Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a calendar quarter was -24.93% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(3.95%)
5 Years	rr_AverageAnnualReturnYear05	9.15%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Equity Investor Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.12%)
5 Years	rr_AverageAnnualReturnYear05	9.01%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	5.48%
(Equity Investor Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.09%)
5 Years	rr_AverageAnnualReturnYear05	7.25%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	4.67%
(Equity Investor Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,885
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,885
1 Year	rr_AverageAnnualReturnYear01	(3.84%)
5 Years	rr_AverageAnnualReturnYear05	9.31%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	5.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Equity Investor Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
1 Year	rr_AverageAnnualReturnYear01	0.16%
5 Years	rr_AverageAnnualReturnYear05	9.64%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Equity Investor Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,714
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	782
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,714
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Years	rr_AverageAnnualReturnYear05	10.22%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Equity Investor Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,136
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	295
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	512
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,136
1 Year	rr_AverageAnnualReturnYear01	2.22%
5 Years	rr_AverageAnnualReturnYear05	10.85%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Moderate Investor Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks total return.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 23 of the Fund's prospectus and in the sections "How to Buy Shares" beginning on page 94 and "Appendix A" in the Fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. Those funds are referred to as the "Underlying Funds." Under normal market conditions, the Fund invests in shares of some or all of the following Underlying Funds that were chosen based on the Sub-Adviser's determination that they could provide total return: Oppenheimer Capital Appreciation Fund, Oppenheimer Commodity Strategy Total Return Fund, Oppenheimer Core Bond Fund, Oppenheimer Developing Markets Fund, Oppenheimer Discovery Fund, Oppenheimer Global Fund, Oppenheimer Global Multi Strategies Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Institutional Money Market Fund, Oppenheimer International Bond Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund, Oppenheimer International Value Fund, Oppenheimer Limited-Term Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund,® Oppenheimer Main Street Mid Cap Fund,® Oppenheimer Main Street Select Fund,® Oppenheimer Main Street Small Cap Fund,® Oppenheimer Master Inflation Protected Securities Fund, LLC, Oppenheimer Master Loan Fund, LLC, Oppenheimer Real Estate Fund, Oppenheimer Rising Dividends Fund, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer SteelPath Master MLP Fund, LLC and Oppenheimer Value Fund.

The Sub-Adviser seeks to diversify the Fund's assets by selecting Underlying Funds with different investment guidelines and styles. Under normal market conditions, the Fund allocates its assets among the Underlying Funds based on asset allocation target ranges of 50-70% in equity funds (of which 5-25% of the Fund may be in foreign equity funds), 30-50% in fixed-income funds and up to 15% in alternative funds that provide asset diversification. The Fund's asset allocation targets may vary in particular cases and may change over time. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Fixed-income securities (also referred to as "debt securities") represent money borrowed by the issuer that must be repaid. Some Underlying Funds invest in debt securities that are rated below investment-grade (commonly referred to as "junk bonds") and certain of them may invest most or a significant percentage of their assets in those securities. Some of the Underlying Funds invest partially or primarily in securities of issuers outside of the United States, including issuers in emerging or developing markets. The Underlying Funds that are used for asset diversification may include investments related to commodities, gold and other special metals, master limited partnerships, real estate or that are inflation protected.

The Sub-Adviser will monitor the markets and allocate assets among the Underlying Funds based on changing market or economic conditions and investment opportunities. The Sub-Adviser monitors the Underlying Fund selections and periodically rebalances the Fund's investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Sub-Adviser may change any or all of the Underlying Funds, including using funds that may be created in the future, or change the Fund's asset allocation ranges at any time, in each case without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Sub-Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund's overall portfolio. These are generally different from the risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund's assets to different Underlying Funds may allow those risks to be offset to some extent.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section "More Information About the Underlying Funds" beginning on page 42 of the Fund's prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that portfolio manager evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in view of actual market conditions.

Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry, fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Underlying Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Underlying Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Underlying Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Underlying Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Underlying Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Underlying Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Underlying Fund may not be able to readily sell bonds at the prices at which they are carried on the Underlying Fund's books and could experience a loss. If the Underlying Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Underlying Fund shareholders-which may be triggered by general market turmoil or an increase in interest rates-could cause the Underlying Fund to sell its holdings at a loss or at undesirable prices.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Underlying Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds), whether rated or unrated, may be subject to greater price fluctuations than investment-grade securities, increased credit risk and a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Risks of Inflation-Protected Debt Securities. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS), are fixed income securities whose principal value is periodically adjusted according to an identified rate of inflation. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds with similar maturities. If inflation declines, the principal amount or the interest rate of an inflation-indexed bond will be adjusted downward. This will result in reduced income and may result in a decline in the bond's price which could cause losses for the Fund or an Underlying Fund. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal or interest rate is adjusted for inflation. Inflation-indexed bonds normally will decline in price when real interest rates rise which could cause losses for the fund.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Eurozone Investment Risks. Certain of the regions in which the Fund invests, including the European Union (EU), currently experience significant financial difficulties. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets.

Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, which may be greater for such investments. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries' economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries' currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Risks of Alternative Asset Classes. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.

Affiliated Portfolio Risk. In managing the Fund, the Manager and the Sub-Adviser will have authority to select and substitute Underlying Funds. The Manager and Sub-Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to each by some Underlying Funds for its advisory services are higher than the fees paid by other Underlying Funds. However, the Manager and Sub-Adviser monitor the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors wanting the growth potential of stocks, but who also want the income potential of bonds. Because of its focus on total return, the Fund may be appropriate for investors with longer term investment goals. Those investors should be willing to assume the risks of short-term share price fluctuations of investments in stocks. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/PortfolioSeriesModerateInvestorFund

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 14.33% (2 Qtr 09) and the lowest return for a calendar quarter was -27.68% (4 Qtr 08). For the period from January 1, 2015 through March 31, 2015 the cumulative return before sales charges and taxes was 1.86%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2014
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/PortfolioSeriesModerateInvestorFund
(Moderate Investor Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	4.88%	[2]
(Moderate Investor Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	8.12%	[2]
(Moderate Investor Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	894
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	894
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,801
Annual Return 2006	rr_AnnualReturn2006	10.07%
Annual Return 2007	rr_AnnualReturn2007	6.08%
Annual Return 2008	rr_AnnualReturn2008	(39.10%)
Annual Return 2009	rr_AnnualReturn2009	21.99%
Annual Return 2010	rr_AnnualReturn2010	12.97%
Annual Return 2011	rr_AnnualReturn2011	(1.41%)
Annual Return 2012	rr_AnnualReturn2012	11.43%
Annual Return 2013	rr_AnnualReturn2013	15.43%
Annual Return 2014	rr_AnnualReturn2014	5.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2015 through March 31, 2015 the cumulative return before sales charges and taxes was 1.86%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.86%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a calendar quarter was 14.33% (2 Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.33%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a calendar quarter was -27.68% (4 Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(0.94%)
5 Years	rr_AverageAnnualReturnYear05	7.25%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Moderate Investor Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	6.75%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	2.12%
(Moderate Investor Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.08%)
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	2.03%
(Moderate Investor Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,189
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	575
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	989
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,762
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
5 Years	rr_AverageAnnualReturnYear05	7.34%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Moderate Investor Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	989
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,146
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	575
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	989
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,146
1 Year	rr_AverageAnnualReturnYear01	3.35%
5 Years	rr_AverageAnnualReturnYear05	7.70%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Moderate Investor Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,589
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,589
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005
(Moderate Investor Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	451
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,006
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	260
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	451
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,006
1 Year	rr_AverageAnnualReturnYear01	5.39%
5 Years	rr_AverageAnnualReturnYear05	8.81%
10 years (or life of class if less)	rr_AverageAnnualReturnYear10	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2005

[1]	Expenses have been restated to reflect current fees.
[2]	As of 3/31/05